Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA  19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

March 26, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:                          The RBB Fund, Inc.

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated March 21, 2014 for the Company’s Scotia Dynamic U.S. Growth Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company’s Post-Effective Amendment No. 165 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on March 21, 2014.

Questions and comments concerning this letter may be directed to the undersigned at 215 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly